Accounts receivable (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade accounts receivable	$ 8,496,281	$ 17,023,089
Other accounts receivable	91,974	177,689
Accounts receivable	$ 8,588,255	$ 17,200,778